RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) shares
Related Party Transaction [Line Items]
Stock option grants to officers and directors | shares		275,000		62,500
Stock option grant price range | $ / shares		$ 1.3		$ 0.92
Officers and directors [Member]
Related Party Transaction [Line Items]
Consulting fees paid or accrued to officers or their companies | $		$ 1,082,804		$ 1,035,063		$ 909,314
Directors' fees | $		$ 2,191		$ 2,223		$ 2,308
Stock option grants to officers and directors | shares		88,543		23,750		120,563
Stock option grant price range | $ / shares	$ 0.95		$ 0.68		$ 0.6